Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		May 20, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2026
C000259986
Account Value [Line Items]
Line Graph and Table Measure Name								CORE16 Best of Breed Premier Index ETF
Accumulated Value		$ 10,000	$ 10,052	$ 10,702	$ 10,705	$ 10,589	$ 12,349
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]							S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,461	$ 11,311	$ 11,611	$ 11,108	$ 12,273

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.